CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 93,923	$ 88,657	$ 80,545
Books and reference materials	8,067	6,873	6,392
Others	15,558	12,647	10,259
Total net revenues	117,548	108,177	97,196
Cost of sales
Cost of services and others	(43,796)	(41,043)	(35,187)
Cost of tangible goods sold	(4,538)	(3,300)	(4,616)
Total cost of sales	(48,334)	(44,343)	(39,803)
Gross profit	69,214	63,834	57,393
Operating expenses
Selling expenses	(24,517)	(24,186)	(21,445)
General and administrative expenses	(16,778)	(13,211)	(11,645)
Total operating expenses	(41,295)	(37,397)	(33,090)
Other operating income	806	224	253
Operating income	28,725	26,661	24,556
Interest income	2,020	3,513	2,964
Interest expense	(555)	(464)	(291)
Exchange gain	2,462	737	232
Income before income taxes	32,652	30,447	27,461
Income tax expense	(6,150)	(5,874)	(4,052)
Loss from equity method investment	(91)
Net income	26,411	24,573	23,409
Less: Net income attributable to noncontrolling interest	121
Net income attributable to China Distance Education Holdings Limited	$ 26,290	$ 24,573	$ 23,409
Net income attributable to ordinary shareholders
Basic	$ 0.19	$ 0.17	$ 0.17
Diluted	$ 0.19	$ 0.17	$ 0.17
Weighted average shares used in calculating net income per share
Basic	136,497,929	142,720,838	139,613,967
Diluted	138,465,944	143,767,990	140,497,204